Document and Entity Information	Mar. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2019
Registrant Name	OLD WESTBURY FUNDS INC
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019